Share Based Compensation (Tables)	6 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
Schedule of Changes in the RSUs

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the six months

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Awarded and unvested as of July 1, 2024	12,000	$25.38
Granted	24,379	$3.61
Cancelled/forfeited	—	$—
Vested	(24,379)	$3.61
Awarded and unvested as of December 31, 2024	12,000	$25.38
Expected to vest as of December 31, 2024	12,000	$25.38

Schedule of Share Option Activities

The following table summarized the Company’s share option activities for the six months ended December 31, 2024:

			Weighted
			Average	Weighted
		Weighted	Remaining	Average
		Average	Contract	Grant	Aggregate
	Number of	Exercise	Life	Date	Intrinsic
	Options	Price	Years	Fair value	Value
Options outstanding on July 1, 2024	1,409,011	2.62	2.26	6.81	1,559,571
Granted	116,500	1.00	5.00	3.51	304,065
Cancelled/forfeited	(23,360)	8.71	—	4.04	—
Exercised	—	—	—	—	—
Options outstanding on December 31, 2024	1,502,151	3.61	5.82	$10.29	—
Options vested and exercisable on December 31, 2024	1,299,091	2.07	1.83	$7.05	2,001,175

Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date

The key assumptions used to determine the fair value of the options at the grant date were as follows:

	For the Six Months Ended December 31,
	2024	2023
Expected volatility	164.98%	70.80%
Risk-free interest rate	4.38%	4.80%
Expected dividend yield	0.00%	0.00%
Expected life	5.00	5.42